UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

ANNUAL REPORT

March 31, 2012

Managers Commentary

March 31, 2012

Dear Fellow Shareholders:

I am pleased to present our first Annual Report.  The Annual Report summarizes certain financial and performance information for Philadelphia Investment Partners New Generation Fund (the “Fund”) for the period since it commenced investment operations (i.e., June 8, 2011) through March 31, 2012.  Below you will find a description of the market conditions and investment strategies that impacted the Fund during its initial fiscal period.

The Fund’s Net Asset Value at its fiscal year-end of March 31, 2012 was $15.58 per share.  The Fund’s total return for the period June 8, 2011 through March 31, 2012 was 3.87% (without load) as compared to the total return of the Fund’s benchmark index, the S&P 500 Index, which was 11.47%.  During that same period, the total return of the Russell 2000 Index was 5.40% and the total return of the MSCI EAFE Index was (5.68)%.  The Russell 2000 Index and the MSCI EAFE Index are additional broad-based indices that the Fund uses to compare its performance.

In 2011, the second and third quarters were highlighted by global sovereign debt concerns, most notably various countries located within the Euro Zone.  Concerns about high debt levels and other negative economic and geo-political factors caused the global equity markets to retreat from recent highs and cause downward pressure on shareholder returns within equity-like instruments.   The “Buy American” theme became the overwhelming trade as the U.S. economy was viewed as being a bastion of safety during this timeframe.

The Fund’s underperformance in comparison the S&P 500 Index and Russell 2000 Index can mostly be attributed to the tactical positioning of the proprietary asset allocation model.   Specifically, in the 3rd quarter of 2011, the Fund allocated a higher percentage of the Fund’s assets to the international allocation than its base international allocation.  Subsequently, the Fund allocated a lower percentage of Fund assets to its U.S. large cap allocation than its base U. S. large cap allocation.  Using this allocation mix coupled with various short positions not performing up to expectations, the end result was an underperformance in comparison to the S&P 500 Index and Russell 2000 Index for the period June 8, 2011 through March 31, 2012.  During that same period, the Fund outperformed the MSCI EAFE Index.

The Fund utilizes a proprietary long/short investment strategy of deploying assets into 3 separate asset classes: U.S. Large Cap, U. S. Small Cap and International.  Each asset class operates as a stand-alone long/short portfolio not only to maintain diversification, but also potentially adding Alpha (i.e., outperformance of the benchmark index) relative to its respective comparison indices.  This is achieved by concentrating the Fund’s investment portfolio in industries and/or sectors the Portfolio Manager feels would be beneficial to the overall portfolio.  The Fund’s Portfolio Manager selects the individual portfolio positions through a proprietary Relative Value Model.  This Relative Value Model utilizes various factors to compare each potential investment with the average of the sector’s peer group in order to discover potential investment opportunities.

We feel our Fund and its global, long/short,  investment approach is most effective as a complimentary investment tool when used within a traditional and diversified, long only asset allocation model.  The Fund’s use within such a model may prove beneficial as it has the ability to lower the correlations and standard deviation levels within the overall portfolio.  We feel our Fund is, and will, continue to be, a value-added investment option for the foreseeable future.

In closing, we have learned a lot in our 1st year as a publically traded mutual fund.  It is our expectation to use this ongoing experience to help aide us in the delivering of a value-added investment proposition to our shareholders.  One of the biggest endeavors of a new mutual fund is to attract new investors who believe in your firm and its investment strategy.  With that being said, we cannot stress enough our extreme gratitude to our existing shareholders for believing in our philosophy and in us.  Thank you very much for investing alongside us in Philadelphia Investment Partners New Generation Fund.

Best regards,

Peter C. Zeuli, CFA

Chairman of the Board,
President and Portfolio Manager

pzeuli@piplp.com

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2012 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2012

	Since Inception **	Ending Value
Philadelphia Investment Partners New Generation Fund (With Load)	(1.07)%	$ 9,893
Philadelphia Investment Partners New Generation Fund (Without Load)	3.87%	$ 10,387
S&P 500 Index	11.47%	$ 11,147
** Not Annualized

This chart assumes an initial investment of $10,000 made on the closing of June 8, 2011 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. The Fund's performance reflects the deduction for fees and expenses. The Fund's performance is measured against the S&P 500. Investors cannot invest directly in an index.

If you purchase shares of the Philadelphia Investment Partners New Generation Fund, you will pay an initial sales charge of 4.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed with 60 days of purchase.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

*  Portfolio composition is subject to change.

**  Excludes securities sold short and options written.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	March 31, 2012

Shares		Value

COMMON STOCK - 82.19%

Application Software - 1.71%
4,000	Microsoft Corp.	$ 129,020

Biotechnology - 0.20%
7,500	Aastrom Biosciences, Inc. *	15,150

Broadcasting-Radio - 3.06%
55,000	Sirius XM Radio, Inc. *	127,050
45,000	Sirius XM Radio, Inc. (*) (***)	103,950
		231,000
Business Services - 2.68%
11,500	The Western Union Co.	202,400

CATV Systems - 0.86%
800	Time Warner Cable, Inc.	65,200

Catalog & Mail Order Houses - 4.02%
500	Amazon.com, Inc. *	101,255
1,000	Amazon.com, Inc. (*) (***)	202,510
		303,765
Chemicals - Major Diversified - 4.27%
1,000	E. I. du Pont de Nemours and Co.	52,900
5,100	E. I. du Pont de Nemours and Co. ***	269,790
		322,690
Cigarettes - 2.93%
1,475	Philip Morris International, Inc.	130,700
1,025	Philip Morris International, Inc. ***	90,825
		221,525
Communication Equipment - 2.36%
1,170	Harris Corp.	52,744
2,780	Harris Corp. ***	125,322
		178,066
Copper - 2.39%
2,500	Freeport-McMoRan Copper & Gold, Inc.	95,100
2,250	Freeport-McMoRan Copper & Gold, Inc. ***	85,590
		180,690
Department Stores - 2.10%
2,000	The TJX Companies, Inc.	79,420
2,000	The TJX Companies, Inc. ***	79,420
		158,840
Diversified Computer Systems - 2.21%
320	International Business Machines Corp.	66,768
480	International Business Machines Corp. ***	100,152
		166,920
Diversified Investments - 1.65%
740	The Goldman Sachs Group, Inc.	92,034
260	The Goldman Sachs Group, Inc. ***	32,336
		124,370
Drug Manufacturers-Major - 3.54%
1,510	Abbott Laboratories	92,548
1,740	Abbott Laboratories ***	106,645
3,100	Amarin Corp. Plc ADR *	35,092
2,000	Depomed, Inc. *	12,520
3,400	Pozen, Inc. *	20,400
		267,205
Farm & Construction Machinery - 2.25%
950	Caterpillar, Inc.	101,194
650	Caterpillar, Inc. ***	69,238
		170,432
Farm Machinery & Equipment - 2.53%
1,350	Joy Global, Inc.	99,225
1,250	Joy Global, Inc. ***	91,875
		191,100
General Entertainment - 5.70%
30	Priceline.com, Inc. *	21,525
570	Priceline.com, Inc. (*) (***)	408,975
		430,500
Industrial Electrical Equipment - 2.70%
1,250	Littelfuse, Inc.	78,375
2,000	Littelfuse, Inc. ***	125,400
		203,775
Internet Information Providers - 2.67%
65	Google Inc. Class A *	41,681
250	Google Inc. Class A (*) (***)	160,310
		201,991
Investment Brokerage-National - 1.96%
7,500	TD Ameritrade Holding Corp.	148,050

Management Services - 2.77%
1,400	Accenture PLC Class A (Ireland)	90,300
1,850	Accenture PLC Class A (Ireland) ***	119,325
		209,625
Money Center Banks - 4.80%
2,100	JP Morgan Chase & Co.	96,558
2,000	JP Morgan Chase & Co. ***	91,960
2,000	Royal Bank of Canada	116,100
1,000	Royal Bank of Canada ***	58,050
		362,668
Oil & Gas Refining & Marketing. - 2.34%
5,500	HollyFrontier Corp.	176,825

Personal Computers - 4.76%
200	Apple, Inc. *	119,910
400	Apple, Inc. (*) (***)	239,820
		359,730
Semiconductor-Integrated Circuits - 2.17%
10,000	Micrel, Inc.	102,600
6,000	Micrel, Inc. ***	61,560
		164,160
Shipping - 2.23%
11,000	Ship Finance International Ltd.	168,300

Specialty Eateries - 2.40%
2,250	Starbucks Corp.	125,753
1,000	Starbucks Corp. ***	55,890
		181,643
Specialty Retail, Other - 3.12%
1,300	Sotheby's	51,142
4,700	Sotheby's ***	184,898
		236,040
Sporting Goods - 3.25%
2,000	Sturm, Ruger & Co., Inc.	98,200
3,000	Sturm, Ruger & Co., Inc. ***	147,300
		245,500
Telecom Services-Domestic - 2.56%
2,675	CenturyLink, Inc.	103,389
2,325	CenturyLink, Inc. ***	89,861
		193,250

TOTAL FOR COMMON STOCK (Cost $5,277,473) - 82.19%		$ 6,210,430

EXCHANGE TRADED FUNDS - 16.34%
1,500	iPath MSCI India Index ETN *	84,705
2,000	iPath MSCI India Index ETN (*) (***)	112,940
1,275	iShares MSCI Brazil Index	82,441
1,475	iShares MSCI Brazil Index ***	95,374
2,250	iShares MSCI Spain Index	65,925
6,000	iShares MSCI Spain Index ***	175,800
8,000	iShares MSCI Switzerland Index	200,240
2,200	Market Vectors TR Russia ETF	67,925
5,550	Market Vectors TR Russia ETF ***	171,356
675	SPDR Gold Shares *	109,431
425	SPDR Gold Shares (*) (***)	68,901

TOTAL EXCHANGE TRADED FUNDS (Cost $1,209,168) - 16.34%		1,235,038

LIMITED PARTNERSHIPS - 2.53%
5,150	Blackstone Group L.P.	82,091
6,850	Blackstone Group L.P. ***	109,189

TOTAL FOR LIMITED PARTNERSHIPS (Cost $164,049) - 2.53%		191,280

PUT OPTIONS - 0.55% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
300	April 2012 Put @ $555.00	1,242

	Abbott Laboratories
1,200	April 2012 Put @ $55.00	48

	Accenture plc
1,500	April 2012 Put @ $60.00	270

	Amarin Corp.
2,000	April 2012 Put @ $9.00	200

	TD Ameritrade Holding Corp.
3,500	April 2012 Put @ $19.00	1,050

	Amazon.com, Inc.
700	April 2012 Put @ $185.00	826

	Sotheby's
3,000	April 2012 Put @ $37.00	1,725

	Blackstone Group L.P.
6,000	April 2012 Put @ $14.00	300

	Caterpillar, Inc.
800	April 2012 Put @ $105.00	1,840

	CenturyLink, Inc.
2,200	April 2012 Put @ $37.00	165

	E. I. du Pont de Nemours and Co.
3,000	April 2012 Put @ $50.00	840

	iShares MSCI Spain Index
4,100	April 2012 Put @ $29.00	3,280

	iShares MSCI Brazil Index
1,500	April 2012 Put @ $65.00	2,535

	Freeport-McMoRan Copper & Gold, Inc.
2,400	April 2012 Put @ $37.00	2,496

	SPDR Gold Shares
600	April 2012 Put @ $155.00	240

	Google, Inc.
200	April 2012 Put @ $615.00	2,080

	The Goldman Sachs Group, Inc.
500	April 2012 Put @ $115.00	410

	HollyFrontier Corp.
4,000	April 2012 Put @ $33.50	7,900

	Harris Corp.
2,000	April 2012 Put @ $40.00	150

	International Business Machines Corp.
400	April 2012 Put @ $195.00	156

	Joy Global, Inc.
1,500	April 2012 Put @ $75.00	5,145

	JPMorgan Chase & Co.
2,000	April 2012 Put @ $44.00	1,160

	Priceline.com, Inc.
300	April 2012 Put @ $670.00	1,440

	Philip Morris International, Inc.
1,200	April 2012 Put @ $80.00	108

	Sturm, Ruger & Co., Inc.
2,500	April 2012 Put @ $45.00	813

	Market Vectors Russia ETF
4,000	April 2012 Put @ $31.00	3,800

	Russell 2000 Index
1,000	April 2012 Put @ $700.00	350

	Royal Bank of Canada
1,100	April 2012 Put @ $55.00	198

	Starbucks Corp.
1,600	April 2012 Put @ $50.00	160

	Ship Finance International Ltd.
2,500	April 2012 Put @ $12.50	125

	The TJX Companies, Inc.
2,000	April 2012 Put @ $36.25	300

	The Western Union Company
5,500	April 2012 Put @ $17.00	275

	Total (Premiums Paid $51,752) - 0.55%	41,627

CALL OPTIONS - 0.73% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Apple, Inc.
200	April 2012 Call @ $540.00	12,538

	Amazon.com, Inc.
500	April 2012 Call @ $210.00	1,395

	Cisco Systems, Inc.
7,500	April 2012 Call @ $20.00	10,875

	iShares MSCI Hong Kong Index
6,000	April 2012 Call @ $19.00	150

	iShares FTSE China 25 Index Fund
1,500	April 2012 Call @ $40.00	90

	iShares S&P SmallCap 600 Index
2,000	April 2012 Call @ $78.00	1,360

	iShares S&P SmallCap 600 Growth
1,000	April 2012 Call @ $84.00	750

	iShares S&P 500 Value Index
3,200	April 2012 Call @ $66.00	1,200

	iShares S&P 500 Growth Index
3,000	April 2012 Call @ $77.00	525

	Microsoft Corp.
5,000	May 2012 Call @ $33.00	2,750

	Priceline.com, Inc.
200	April 2012 Call @ $650.00	14,600

	Russell 2000 Index
1,000	April 2012 Call @ $900.00	340

	Vanguard Small Cap Value ETF
1,700	April 2012 Call @ $72.00	935

	Vanguard MSCI Europe ETF
2,000	April 2012 Call @ $48.00	400

	WebMD Health Corp.
3,000	April 2012 Call @ $30.00	300

	Financial Select Sector SPDR
10,000	April 2012 Call @ $16.00	2,000

	Industrial Select Sector SPDR
4,000	April 2012 Call @ $39.00	240

	Technology Select Sector SPDR
5,000	April 2012 Call @ $30.00	2,800

	Consumer Staples Select Sector SPDR
4,000	June 2012 Call @ $35.00	880

	Consumer Staples Select Sector SPDR
5,000	April 2012 Call @ $35.00	100

	Consumer Discret Select Sector
3,800	April 2012 Call @ $46.00	646

	Total (Premiums Paid $41,919) - 0.73%	54,874

SHORT TERM INVESTMENTS - 2.12%
160,417	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $160,417)	160,417

TOTAL INVESTMENTS (Cost $6,904,778) - 104.46%		$ 7,893,666

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.46)%		(336,850)

NET ASSETS - 100.00%		$ 7,556,816

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at March 31, 2012.
*** Securities held as collateral for securities sold short and written options at March 31, 2012.
The accompanying notes are an integral part of these financial statements.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	March 31, 2012

Shares		Value

EXCHANGE TRADED FUNDS *
3,750	Consumer Discret Select Sector SPDR	$ 169,088
4,750	Consumer Staples Select Sector SPDR	161,880
10,000	Financial Select Sector SPDR	157,950
3,750	Industrial Select Sector SPDR	140,306
3,000	iShares FTSE China 25 Index Fund	109,995
6,000	iShares MSCI Hong Kong Index	104,670
3,000	iShares S&P 500 Growth Index	226,110
3,250	iShares S&P 500 Value Index	211,023
2,000	iShares S&P SmallCap 600 Growth	165,180
1,750	iShares S&P SmallCap 600 Index	133,542
5,000	Technology Select Sector SPDR	150,800
1,500	Vanguard MSCI Europe ETF	69,135
2,750	Vanguard Small Capt Value ETF	193,545

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,791,429)		$ 1,993,224

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
March 31, 2012

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Apple Inc.
April 2012 Call @ $650.00	1,000	$ 2,950

Amazon.com Inc.
April 2012 Call @ $200.00	1,000	7,150

Sotheby's
April 2012 Call @ $43.00	9,000	4,950

The Blackstone Group LP
April 2012 Call @ $16.00	6,000	2,100

Caterpillar Inc.
April 2012 Call @ $120.00	2,400	168

E. I. du Pont de Nemours and Co.
April 2012 Call @ $55.00	3,000	570

iShares MSCI Brazil Index
April 2012 Call @ $70.00	4,200	420

Freeport-McMoRan Copper & Gold Inc.
April 2012 Call @ $42.00	7,200	1,728

SPDR Gold Shares
April 2012 Call @ $174.00	1,000	140

Google Inc.
April 2012 Call @ $685.00	500	3,510

The Goldman Sachs Group, Inc.
April 2012 Call @ $135.00	1,500	975

HollyFrontier Corp.
April 2012 Call @ $38.50	12,000	600

International Business Machines Corp.
April 2012 Call @ $225.00	1,200	132

iPath MSCI India Index ETN
April 2012 Call @ $60.00	2,200	715

Joy Global, Inc.
April 2012 Call @ $85.00	2,500	600

Joy Global, Inc.
April 2012 Call @ $87.50	2,500	375

JPMorgan Chase & Co.
April 2012 Call @ $48.00	4,000	1,200

Microsoft Corp.
May 2012 Call @ $35.00	2,500	250

Priceline.com Inc.
April 2012 Call @ $720.00	600	11,280

Sturm, Ruger & Co. Inc.
April 2012 Call @ $50.00	2,500	3,000

Market Vectors Russia ETF
April 2012 Call @ $36.00	12,000	300

Russell 2000 Index
April 2012 Call @ $870.00	1,000	1,900

Royal Bank of Canada
April 2012 Call @ $60.00	1,100	192

Starbucks Corp.
April 2012 Call @ $57.50	3,200	1,632

Total (Premiums Received $52,542)		46,837

PUT OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Put	Value

Apple Inc.
April 2012 Put @ $545.00	600	1,890

Accenture PLC
April 2012 Put @ $57.50	1,500	112

Amarin Corp. PLC
April 2012 Put @ $11.00	4,000	2,600

TD Ameritrade Holding Corporation
April 2012 Put @ $18.00	3,500	438

Amazon.com Inc.
April 2012 Put @ $175.00	1,400	854

Sotheby's
April 2012 Put @ $35.00	3,000	600

The Blackstone Group LP
April 2012 Put @ $13.00	6,000	60

Caterpillar Inc.
April 2012 Put @ $100.00	800	704

Cisco Systems, Inc.
May 2012 Put @ $18.00	7,500	675

E. I. du Pont de Nemours and Co.
April 2012 Put @ $48.00	3,000	480

iShares MSCI Spain Index
April 2012 Put @ $28.00	4,100	1,435

iShares MSCI Brazil Index
April 2012 Put @ $62.00	3,000	1,950

Freeport-McMoRan Copper & Gold Inc.
April 2012 Put @ $35.00	2,400	1,056

iShares FTSE China 25 Index Fund
April 2012 Put @ $34.00	1,500	195

SPDR Gold Shares
April 2012 Put @ $152.00	600	132

Google Inc.
April 2012 Put @ $595.00	400	2,200

The Goldman Sachs Group, Inc.
April 2012 Put @ $110.00	500	180

HollyFrontier Corp.
April 2012 Put @ $31.50	4,000	3,480

Harris Corp.
April 2012 Put @ $45.00	2,000	1,300

International Business Machines Corp.
April 2012 Put @ $185.00	400	56

iShares S&P SmallCap 600 Index
April 2012 Put @ $68.00	2,000	200

iShares S&P SmallCap 600 Growth
April 2012 Put @ $77.00	1,000	250

iPath MSCI India Index ETN
April 2012 Put @ $53.00	2,200	770

Joy Global, Inc.
April 2012 Put @ $72.50	2,500	5,650

JPMorgan Chase & Co.
April 2012 Put @ $42.00	4,000	880

Microsoft Corp.
May 2012 Put @ $30.00	2,500	700

Priceline.com Inc.
April 2012 Put @ $650.00	900	2,322

Philip Morris International, Inc.
April 2012 Put @ $77.50	1,200	60

Sturm, Ruger & Co. Inc.
April 2012 Put @ $40.00	2,500	250

Market Vectors Russia ETF
April 2012 Put @ $30.00	4,000	2,400

Russell 2000 Index
April 2012 Put @ $760.00	1,000	1,900

Starbucks Corp.
April 2012 Put @ $48.00	1,600	80

Ship Finance International Limited
April 2012 Put @ $15.00	4,000	1,300

The TJX Companies, Inc.
April 2012 Put @ $35.00	2,000	200

Vanguard MSCI Europe ETF
April 2012 Put @ $42.00	2,000	350

WebMD Health Corp.
April 2012 Put @ $25.00	3,000	2,025

Industrial Select Sector SPDR
April 2012 Put @ $35.00	4,000	440

Technology Select Sector SPDR
April 2012 Put @ $28.00	5,000	200

Consumer Staples Select Sector SPDR
June 2012 Put @ $30.00	4,000	440

Consumer Discret Select Sector SPDR
April 2012 Put @ $41.00	3,800	342

Total (Premiums Received $67,114)		41,156

TOTAL WRITTEN OPTIONS (Premium Received $119,656)		$ 87,993

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Assets and Liabilities
March 31, 2012

Assets:
Investments in Securities, at Value (Cost $6,904,778)	$ 7,893,666
Cash	1,722,817
Deferred Offering Costs	1,838
Receivables:
Due from Adviser	20,975
Dividends and Interest	2,728
Prepaid Expenses	16,938
Total Assets	9,658,962
Liabilities:
Covered Options Written, at Value (Premium Received $119,656)	87,993
Securities Sold Short, at Value (Proceeds $1,791,429)	1,993,224
Payables:
Accrued Expenses	20,929
Total Liabilities	2,102,146
Net Assets	$ 7,556,816

Net Assets Consist of:
Paid In Capital	$ 6,958,549
Accumulated Undistributed Realized Loss on Investments	(220,489)
Unrealized Appreciation in Value of Investments	818,756
Net Assets	$ 7,556,816

Shares Outstanding	485,060

Net Asset Value and Redemption Price Per Share	$ 15.58

Maximum Offering Price Per Share ($15.58/0.9525)	$ 16.36

Short-Term Redemption Price Per Share ($15.58 x 0.98) *	$ 15.27

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Operations
For the Period June 8, 2011, (Commencement of Operations)
through March 31, 2012

Investment Income:
Dividends	$ 79,281
Interest	149
Total Investment Income	79,430

Expenses:
Advisory Fees (Note 4)	51,891
Transfer Agent & Accounting Fees	10,825
Service Fees (Note 5)	8,707
Registration Fees	603
Audit Fees	26,063
Legal Fees	38,686
Insurance Fees	7,427
Miscellaneous Fees	6,342
Custodial Fees	5,931
Offering Fees	8,162
Organizational Fees	35,000
Printing and Mailing	278
Interest Expense	18,278
Dividend Expense	19,883
Total Expenses	238,076
Fees Waived and Reimbursed by the Advisor (Note 4)	(131,463)
Net Expenses	106,613

Net Investment Loss	(27,183)

Realized Gain (Loss) on:
Investments in Securities	(286,322)
Options Written	91,218
Securities Sold Short	(25,385)
Net Realized Loss on Investments, Options and Securities Sold Short	(220,489)

Change in Unrealized Appreciation/Depreciation on:
Investments in Securities	988,888
Options Written	31,663
Securities Sold Short	(201,795)
Change in Unrealized Appreciation/Depreciation	818,756

Net Realized and Unrealized Gain on Investments	598,267

Net Increase in Net Assets Resulting from Operations	$ 571,084

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Changes in Net Assets

Period Ended *
March 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (27,183)
Net Realized Loss on Investments	(286,322)
Net Realized Gain on Options Written	91,218
Net Realized Loss on Securities Sold Short	(25,385)
Change in Unrealized Appreciation on Investments	988,888
Change in Unrealized Appreciation on Options Written	31,663
Change in Unrealized Depreciation on Securities Sold Short	(201,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	571,084

Capital Share Transactions (Note 6)	6,885,732

Total Increase in Net Assets	7,456,816

Net Assets:
Beginning of Period	100,000

End of Period (including accumulated undistributed net investment income of $0)	$ 7,556,816

* For the period June 8, 2011, (commenced operations) through March 31, 2012.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	March 31, 2012

Net Asset Value, at Beginning of Period	$ 15.00

Income From Investment Operations:
Net Investment Loss *	(0.09)
Net Realized and Unrealized Gain/(Loss) on Investments	0.67
Total from Investment Operations	0.58

Net Asset Value, at End of Period	$ 15.58

Total Return ** (b)	3.87%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 7,557
Before Waiver:
Ratio of Expenses to Average Net Assets	6.80%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	5.71%	***
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net assets	1.09%	***
Ratio of Net Investment Loss to Average Net Assets	(4.53)%	***
After Waiver:
Ratio of Expenses to Average Net Assets	3.05%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%	***
Ratio of Net Investment Loss to Average Net Assets	(0.78)%	***
Portfolio Turnover	120.12%

(a) For the period June 8, 2011 (Commencement of Operations) through March 31, 2012
(b) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
*** Annualized
The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities.

The Board of Trustees (the “Board”) is authorized to engage an investment adviser and it has selected Philadelphia Investment Partners, LLC (the “Investment Adviser”), to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Adviser is a New Jersey limited liability company that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Adviser provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. Exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Adviser at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Adviser, pursuant to guidelines established by the Board of Trustees and under the ultimate oversight of the Board of Trustees, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.    The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There was no redemption fees collected for the Fund during the period ended March 31, 2012.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended March 31, 2012, related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ending March 31, 2012, the Fund did not incur any interest or penalties.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Reclassification of Capital Account: GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.  As of March 31, 2012, the Fund reclassified permanent book/tax differences of $27,183 from net investment loss to paid in capital.

Organization and Offering Costs- Organizational expenses and offering costs relating to the Trust and the Fund have been incurred. Expenses incurred by the Trust and the Fund in connection with their organization were expensed as incurred. Offering costs are accounted for as a deferred cost and will be amortized on a straight-line basis over a twelve month period.

Subsequent events- Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2012:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 6,210,430	-	-	$ 6,210,430
Exchange Traded Funds	1,235,038	-	-	1,235,038
Limited Partnerships	191,280	-	-	191,280
Put Options Purchased	41,627	-	-	41,627
Call Options Purchased	54,874	-	-	54,874
Short-Term Investments:
Invesco Stit Liquid Assets Portfolio Private Class	160,417	-	-	160,417

Total	$ 7,893,666	-	-	$ 7,893,666

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Exchange Traded Funds	$ (1,993,224)	-	-	$ (1,993,224)
Put Options Written	(41,156)	-	-	(41,156)
Call Options Written	(46,837)	-	-	(46,837)

Total	$ (2,081,217)	-	-	$ (2,081,217)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the period ended March 31, 2012. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Adviser to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Adviser an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Adviser has agreed to reduce its fees and/or reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending one (1) year after the effective date of the Fund’s registration statement on Form N-1A (i.e., until June 8, 2012). To the extent that the Investment Adviser reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Adviser is subject to approval by the Board. This expense limitation agreement may be terminated

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

 prior to June 8, 2012, only with the consent of the Board. For the period of June 8, 2011, through March 31, 2012, the Adviser earned advisory fees of $51,891, and waived/reimbursed $131,463.  As of March 31, 2012, the Adviser owed the Fund $20,975.

As of March 31, 2012, the following is subject to repayment by the Fund to the Adviser pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2012	March 31, 2015	$131,463

NOTE 5. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan under which the Fund pays third party intermediaries and the Investment Adviser for the provision of certain shareholder services to holders of shares of the Fund a fee at the annual rate of 0.25% of the value of the average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940, as amended, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the period of June 8, 2011, through March 31, 2012, the third party intermediaries and the Adviser earned servicing fees of $8,707.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at March 31, 2012, was $6,958,549 representing 485,060 shares outstanding.

Transactions in capital stock were as follows:

June 8, 2011 (commencement of operations) through March 31, 2012
	Shares	Capital
Shares sold	490,717	$ 7,063,098
Shares reinvested	-	-
Shares redeemed	(12,323)	(177,366)
Net Increase (Decrease)	478,394	$ 6,885,732

On June 7, 2011, 6,666 shares were issued, at $15.00 per share, for a total of $100,000.

NOTE 7. OPTIONS

Transactions in written options during the period of June 8, 2011, through March 31, 2012, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 8, 2011	-	$ -
Options written	12,334	1,002,762
Options exercised	(335)	(46,471)
Options expired	(6,405)	(363,782)
Options terminated in closing purchase transaction	(3,719)	(472,853)
Options outstanding at March 31, 2012	1,875	$ 119,656

Transactions in purchased options during the period of June 8, 2011, through March 31, 2012, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 8, 2011	-	$ -
Options purchased	13,475	1,498,939
Options exercised	(275)	(12,570)
Options expired	(5,240)	(313,666)
Options terminated in closing sale transaction	(6,613)	(1,079,032)
Options outstanding at March 31, 2012	1,347	$ 93,671

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Options written

 ($87,993)

    Asset

Derivatives

Investments in Securities                   $96,501

Realized and unrealized gains and losses on derivatives contracts entered into during the period June 8, 2011 (commencement of operations), through March 31, 2012, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Gain (Loss) on Investments in Securities and Options Written	($300,371)	Change in Unrealized Appreciation/Depreciation on Investments in Securities and Options Written	$34,492

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

NOTE 8. INVESTMENT TRANSACTIONS

For the period June 8, 2011 (commencement of operations), through March 31, 2012, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $8,720,997 and $2,202,197, respectively. Purchases and sales of securities sold short aggregated $374,263 and $2,140,307, respectively. Purchases and sales of options aggregated $1,498,939 and $987,057, respectively.  Purchases and sales of options written aggregated $792,329 and $1,003,203, respectively.

NOTE 9. TAX MATTERS

For the period June 8, 2011, through March 31, 2012, there were no distributions paid.

At March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed long term capital gains	0
Accumulated Earnings	$0

Accumulated capital and other losses	$(200,555)
Unrealized appreciation	798,822
Accumulated earnings/(deficit)	$598,267

At March 31, 2012, the cost of investments for federal income tax purposes was $5,013,627 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,181,789
Unrealized depreciation	(382,967)
Net unrealized appreciation *	$798,822

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and mark to market on 1256 contracts.

The following capital loss carryforwards, determined at March 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited short-term	$(66,939)
Unlimited long-term	0
Total	$(66,939)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. The Board does not intend to authorize a distribution of any realized gain for the Fund until the capital loss carry over has been offset or expires.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2012

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year, As of March 31, 2012, the Portfolio will elect to treat post-October capital losses of $133,616 as arising on April 1, 2012.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of March 31, 2012, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 98.11% of the Fund and may be deemed to control the Fund.

NOTE 11. NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management does no expect the implications of ASU 2011-04 to have a material impact on the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Philadelphia Investment Partners New Generation Fund:

We have audited the accompanying statement of assets and liabilities of Philadelphia Investment Partners New Generation Fund (the Fund), including the schedule of investments, as of March 31, 2012, and the related statements of operations and changes in net assets, and the financial highlights for the period June 8, 2011 (Commencement of Operations) through March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Philadelphia Investment Partners New Generation Fund as of March 31, 2012 and the results of its operations, the changes in its net assets, and the financial highlights for the period June 8, 2011 through March 31, 2012, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
May 25, 2012

Philadelphia Investment Partners New Generation Fund
Expense Illustration
March 31, 2012 (Unaudited)

Expense Example

As a shareholder of the Philadelphia Investment Partners New Generation Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2011 through March 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid

During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2011	March 31, 2012	October 1, 2011 to March 31, 2012

Actual	$1,000.00	$1,158.36	$10.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.24	$9.90

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

TRUSTEES AND OFFICERS

MARCH 31, 2012 (UNAUDITED)

The following table provides information regarding each Trustee and Officer of the Trust. The mailing address for each Trustee and Officer is c/o the Trust, 1233 Haddonfield-Berlin Road, Suite #7, Voorhees, NJ  08043.

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Interested Trustees:

Peter C. Zeuli Age: 43	Chairman of the Board, Trustee, President, Chief Financial Officer and Chief Compliance Officer	2010	President and Founder of the Investment Adviser, 2000 to Present.	1	None

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Independent Trustees:

Salvatore M. Cutrona, Sr. Age: 60	Trustee	2010	President, Salvatore M. Cutrona Family Foundation, Inc. ( a private charitable trust supporting educational initiatives) 2003 to present; President, Ledgerock Capital Partners, Inc. (investment and real estate management); Retired Partner, Accenture PLC, (a global management consulting firm) 1973 to 2003	1	None

Ronald H. Shear Age: 69	Trustee	2010	Chairman, G-2 Trading, LLC (a registered broker-dealer), September 2009 to Present; prior thereto, Affiliate, Campo Investment Partners, L.P. (a hedge fund), July 2007 to Present; Independent Trader, January 2007 to July 2007; Founder, Carlin Financial Group (a registered broker-dealer, 1991-2007.	1	None

Eric J. Weinberg Age: 41	Trustee	2010	Founder of Impact Capital Strategies and is its Chief Executive Officer, responsible for all aspects of strategic growth and operations of the firm. (2011 – Present); Former Chief Operating Officer of Guggenheim Venture Partners (2008 – 2011); Adjunct facultyat the Fels Institute of Government at the University of Pennsylvania (1999 – Present)	1	None

John D. Zook Age: 62	Trustee	2010	Founder and Managing Director, Zook Dinon, PA (certified public accountants), 1979 to Present; Faculty Member, Accounting Department, LaSalle University, 1979 to Present	1	None

* Board members are elected for an indefinite term. Each Trustee holds office until next annual meeting of shareholders at which Trustees are elected following his or her election or appointment, and until his or her successor has been elected and qualified.

** Currently, there is only one portfolio and no fund complex.

*** Includes directorship of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. “public companies”), or other investment companies registered under the 1940 Act.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

ADDITIONAL INFORMATION

MARCH 31, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-686-2729 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 W. Nationwide Blvd., Suite 500

Columbus, OH  43215

LEGAL COUNSEL

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of Arts

Philadelphia, PA  19109

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert

The registrant’s board of directors has determined that Peter Zeuli is an audit committee financial expert. Peter Zeuli is not independent for purposes of this Item 3.  Mr. Zeuli is considered an expert due to education and experience as a principal financial officer, chief compliance officer, business owner and has earned the right the Chartered Financial Analyst (“CFA”) designation and has experience in one or more positions that involve the performance of similar functions;

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2012

$ 37,500

(b)

Audit-Related Fees

Registrant

FY2012

$ 1,500

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2012

$ 9,250

Nature of the fees:

Preparation of forms, state returns, and review of capital gain distribution calculations.

(d)

All Other Fees

Registrant

FY 2012

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2012

$ 1,500

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date June 6, 2012

* Print the name and title of each signing officer under his or her signature.